Investments in Unconsolidated Businesses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Investments In Unconsolidated Businesses

Our investments in unconsolidated businesses are comprised of the following:

	(dollars in millions)
At December 31,	Ownership	2012	2011
Equity Investees
Vodafone Omnitel	23.1%	$2,200	$2,083
Other	Various	1,106	1,320

Total equity investees		3,306	3,403

Cost Investees	Various	95	45

Total investments in unconsolidated businesses		$3,401	$3,448

Schedule Of Summarized Financial Information For Equity Investees, Balance Sheet

Summarized financial information for our equity investees is as follows:

Balance Sheet

	(dollars in millions)
At December 31,	2012	2011
Current Assets	$3,516	$3,720
Noncurrent Assets	8,159	8,469

Total Assets	$11,675	$12,189

Current liabilities	$5,526	$6,123
Noncurrent liabilities	5	8
Equity	6,144	6,058

Total liabilities and equity	$11,675	$12,189

Schedule Of Summarized Financial Information For Equity Investees, Income Statement	Income Statement

	(dollars in millions)
Years Ended December 31,	2012	2011	2010
Net revenue	$10,825	$12,668	$12,356
Operating income	2,823	4,021	4,156
Net income	1,679	2,451	2,563